CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement Abstract
Revenue	$ 66,096	$ 19,535	$ 109,644	$ 63,260	$ 196,333	$ 122,035	$ 259,516	$ 93,811
Cost of revenue:
Platform commissions			(29,510)	(18,418)	(53,990)	(35,774)		(28,766)
Game operation cost			(4,222)	(3,612)	(8,159)	(7,251)	(16,402)	(14,817)
Selling and marketing expenses			(90,745)	(30,973)	(155,472)	(73,353)	(165,756)	(82,180)
General and administrative expenses			(4,829)	(305)	(7,638)	(563)	(2,701)	(1,701)
Total costs and expenses, excluding depreciation and amortization			(129,306)	(53,308)	(225,259)	(116,941)		(127,464)
Depreciation and amortization			(609)	(150)	(1,068)	(232)		(286)
(Loss)/income from operations			(20,271)	9,802	(29,994)	4,862		(33,939)
Net finance (costs)/income			633	816	(1,247)	(354)	1,778	240
(Loss)/income before income tax			(19,638)	10,618	(31,241)	4,508		(33,699)
Income tax expense			(370)	(209)	(554)	(389)	$ (18)	(7)
(Loss)/income for the period net of tax			(20,008)	10,409	(31,795)	4,119		(33,706)
Other comprehensive (loss)/income			(199)	3	(250)	2		(3)
Total comprehensive (loss)/income for the period net of tax			$ (20,207)	$ 10,412	$ (32,045)	$ 4,121		$ (33,709)
(Loss)/earnings per share:
Basic and diluted (loss)/earnings per share, US$			$ (1,000)	$ 520	$ (1,590)	$ 206	$ 33,000	$ (1,685,000)